Segmentation of key figures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2016
Disclosure of operating segments [line items]
Total assets	$ 118,370	$ 145,563
Total liabilities	(62,819)	(66,871)
Total equity	55,551	78,692		$ 74,891
Net debt	15,938	16,184
Net operating assets	71,489	94,876
Property, plant and equipment	12,069	15,696
Additions to property, plant and equipment	1,474	1,774
Right-of-use assets	1,677		$ 1,554
Additions to right-of-use assets	537
Intangible assets and goodwill	55,311	74,013
Additions to intangible assets and goodwill	767	1,592
Investments in associated companies	8,644	8,352
Additions to investment in associated companies	55	29
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	11,446	15,964
Financial debts and derivative instruments	27,384	32,148		$ 23,802
Current income tax and deferred tax liabilities	8,061	9,513
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Total assets	71,225	67,055
Total liabilities	(15,332)	(13,056)
Net operating assets	55,893	53,999
Property, plant and equipment	9,632	10,098
Additions to property, plant and equipment	1,114	822
Right-of-use assets	1,487
Additions to right-of-use assets	454
Intangible assets and goodwill	46,336	44,593
Additions to intangible assets and goodwill	647	1,265
Investments in associated companies	128	81
Additions to investment in associated companies	44	18
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Total assets	16,468	17,328
Total liabilities	(3,804)	(3,377)
Net operating assets	12,664	13,951
Property, plant and equipment	1,888	2,159
Additions to property, plant and equipment	217	294
Right-of-use assets	136
Additions to right-of-use assets	49
Intangible assets and goodwill	8,892	9,712
Additions to intangible assets and goodwill	68	107
Investments in associated companies	7	7
Operating segments [member] | Alcon
Disclosure of operating segments [line items]
Total assets		25,971
Total liabilities		(1,964)
Net operating assets		24,007
Property, plant and equipment		2,878
Additions to property, plant and equipment		519
Intangible assets and goodwill		19,578
Additions to intangible assets and goodwill		196
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Total assets	30,677	35,209
Total liabilities	(43,683)	(48,474)
Property, plant and equipment	549	561
Additions to property, plant and equipment	143	139
Right-of-use assets	54
Additions to right-of-use assets	34
Intangible assets and goodwill	83	130
Additions to intangible assets and goodwill	52	24
Investments in associated companies	8,509	8,264
Additions to investment in associated companies	11	11
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	11,446	15,964
Financial debts and derivative instruments	27,384	32,148
Current income tax and deferred tax liabilities	$ 8,061	$ 9,513